Stock-Based Compensation (Summary of Information about Stock Options Outstanding and Exercisable) (Details) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	3,378,818	2,791,556
Number Vested and Exercisable	1,798,094	1,784,697
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 1.95	$ 1.95
Number Outstanding	414,665	415,331
Average Remaining Contractual Life	2 years 7 days	2 years 3 months 4 days
Weighted-Average Exercise Price	$ 1.95	$ 1.95
Number Vested and Exercisable	414,665	415,331
Average Remaining Contractual Life	2 years 7 days	2 years 3 months 4 days
Weighted-Average Exercise Price	$ 1.95	$ 1.95
Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	301,491	301,492
Average Remaining Contractual Life	2 years 3 months	2 years 6 months
Weighted-Average Exercise Price	$ 3.91	$ 3.91
Number Vested and Exercisable	301,491	301,492
Average Remaining Contractual Life	2 years 3 months	2 years 6 months
Weighted-Average Exercise Price	$ 3.91	$ 3.91
Exercise Price 2 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 3.90	$ 3.90
Exercise Price 2 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 4.05	$ 4.05
Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 6.75	$ 6.75
Number Outstanding	801,434	808,211
Average Remaining Contractual Life	5 years 15 days	5 years 3 months 15 days
Weighted-Average Exercise Price	$ 6.75	$ 6.75
Number Vested and Exercisable	769,613	761,705
Average Remaining Contractual Life	4 years 11 months 23 days	5 years 2 months 12 days
Weighted-Average Exercise Price	$ 6.75	$ 6.75
Exercise Price 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 7.32	$ 7.32
Number Outstanding	185,731	192,940
Average Remaining Contractual Life	7 years 15 days	7 years 3 months 15 days
Weighted-Average Exercise Price	$ 7.32	$ 7.32
Number Vested and Exercisable	134,387	127,585
Average Remaining Contractual Life	7 years 15 days	7 years 3 months 15 days
Weighted-Average Exercise Price	$ 7.32	$ 7.32
Exercise Price 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 16.77	$ 16.77
Number Outstanding	158,412	160,536
Average Remaining Contractual Life	7 years 6 months 11 days	7 years 9 months 11 days
Weighted-Average Exercise Price	$ 16.77	$ 16.77
Number Vested and Exercisable	79,799	72,990
Average Remaining Contractual Life	7 years 6 months 7 days	7 years 9 months 4 days
Weighted-Average Exercise Price	$ 16.77	$ 16.77
Exercise Price 6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 17.16	$ 17.16
Number Outstanding	67,138	79,028
Average Remaining Contractual Life	7 years 7 months 17 days	7 years 10 months 17 days
Weighted-Average Exercise Price	$ 17.16	$ 17.16
Number Vested and Exercisable	32,326	33,951
Average Remaining Contractual Life	7 years 7 months 17 days	7 years 10 months 17 days
Weighted-Average Exercise Price	$ 17.16	$ 17.16
Exercise Price 7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 12.71	$ 12.71
Number Outstanding	30,078	36,442
Average Remaining Contractual Life	8 years 1 month 17 days	8 years 3 months 15 days
Weighted-Average Exercise Price	$ 12.71	$ 12.71
Number Vested and Exercisable	11,228	12,454
Average Remaining Contractual Life	8 years 29 days	8 years 2 months 19 days
Weighted-Average Exercise Price	$ 12.71	$ 12.71
Exercise Price 8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 12.10	$ 12.10
Number Outstanding	46,664	46,664
Average Remaining Contractual Life	8 years 2 months 27 days	8 years 5 months 27 days
Weighted-Average Exercise Price	$ 12.10	$ 12.10
Number Vested and Exercisable	46,664	46,664
Average Remaining Contractual Life	8 years 2 months 27 days	8 years 5 months 27 days
Weighted-Average Exercise Price	$ 12.10	$ 12.10
Exercise Price 9 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 13.00	$ 13.00
Number Outstanding	419,153	444,817
Average Remaining Contractual Life	8 years 2 months 27 days	8 years 5 months 27 days
Weighted-Average Exercise Price	$ 13.00	$ 13.00
Number Vested and Exercisable
Average Remaining Contractual Life
Weighted-Average Exercise Price
Exercise Price 10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 8.97	$ 8.97
Number Outstanding	250	750
Average Remaining Contractual Life	8 years 6 months 18 days	8 years 9 months 18 days
Weighted-Average Exercise Price	$ 8.97	$ 8.97
Number Vested and Exercisable	90	225
Average Remaining Contractual Life	8 years 6 months 18 days	8 years 9 months 18 days
Weighted-Average Exercise Price	$ 8.97	$ 8.97
Exercise Price 11 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 6.66	$ 6.66
Number Outstanding	11,666	11,666
Average Remaining Contractual Life	8 years 8 months 23 days	8 years 11 months 23 days
Weighted-Average Exercise Price	$ 6.66	$ 6.66
Number Vested and Exercisable
Average Remaining Contractual Life
Weighted-Average Exercise Price
Exercise Price 12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	24,100	25,350
Average Remaining Contractual Life	8 years 9 months 15 days	9 years 11 days
Weighted-Average Exercise Price	$ 5.60	$ 5.70
Number Vested and Exercisable	7,300	12,300
Average Remaining Contractual Life	8 years 9 months 4 days	8 years 10 months 10 days
Weighted-Average Exercise Price	$ 5.87	$ 7.70
Exercise Price 12 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 3.60	$ 3.60
Exercise Price 12 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 7.70	$ 7.70
Exercise Price 13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 3.94	$ 3.94
Number Outstanding	24,000	24,000
Average Remaining Contractual Life	9 years	9 years 3 months
Weighted-Average Exercise Price	$ 3.94	$ 3.94
Number Vested and Exercisable	531
Average Remaining Contractual Life	8 years 11 months 9 days
Weighted-Average Exercise Price	$ 3.94
Exercise Price 14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 3.32	$ 3.32
Number Outstanding	58,330	64,163
Average Remaining Contractual Life	9 years 2 months 1 day	9 years 5 months 1 day
Weighted-Average Exercise Price	$ 3.32	$ 3.32
Number Vested and Exercisable
Average Remaining Contractual Life
Weighted-Average Exercise Price
Exercise Price 15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 3.49	$ 3.49
Number Outstanding	1,500	1,500
Average Remaining Contractual Life	9 years 2 months 9 days	9 years 5 months 9 days
Weighted-Average Exercise Price	$ 3.49	$ 3.49
Number Vested and Exercisable
Average Remaining Contractual Life
Weighted-Average Exercise Price
Exercise Price 16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	158,666	178,666
Average Remaining Contractual Life	9 years 6 months 22 days	9 years 9 months 22 days
Weighted-Average Exercise Price	$ 3.16	$ 3.18
Number Vested and Exercisable
Average Remaining Contractual Life
Weighted-Average Exercise Price
Exercise Price 16 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 1.40	$ 1.40
Exercise Price 16 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 3.30	$ 3.30
Exercise Price 17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	675,540
Average Remaining Contractual Life	9 years 10 months 6 days
Weighted-Average Exercise Price	$ 1.31
Number Vested and Exercisable
Average Remaining Contractual Life
Weighted-Average Exercise Price
Exercise Price 17 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 1.24
Exercise Price 17 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 1.52